Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
May 31, 2023
NAT-NPRT1-0723
1.802184.119
Common Stocks - 99.6%
	Shares	Value ($)
Chemicals - 3.8%
Commodity Chemicals - 1.5%
LyondellBasell Industries NV Class A	110,600	9,460,724
Industrial Gases - 1.8%
Linde PLC	30,500	10,786,630
Specialty Chemicals - 0.5%
Celanese Corp. Class A	32,600	3,391,052
TOTAL CHEMICALS		23,638,406
Containers & Packaging - 5.4%
Metal, Glass & Plastic Containers - 3.9%
Aptargroup, Inc.	79,700	8,965,453
Crown Holdings, Inc.	101,600	7,744,968
Greif, Inc. Class A	124,200	7,464,420
		24,174,841
Paper & Plastic Packaging Products & Materials - 1.5%
Avery Dennison Corp.	55,400	8,926,602
TOTAL CONTAINERS & PACKAGING		33,101,443
Energy Equipment & Services - 12.4%
Oil & Gas Drilling - 1.1%
Diamond Offshore Drilling, Inc. (a)	140,100	1,534,095
Noble Corp. PLC (a)	46,400	1,751,136
Valaris Ltd. (a)	63,600	3,671,628
		6,956,859
Oil & Gas Equipment & Services - 11.3%
Core Laboratories, Inc.	36,600	800,442
Expro Group Holdings NV (a)	985,700	16,352,763
Schlumberger Ltd.	469,800	20,121,534
TechnipFMC PLC (a)	875,500	11,504,070
Weatherford International PLC (a)	370,464	20,908,988
		69,687,797
TOTAL ENERGY EQUIPMENT & SERVICES		76,644,656
Metals & Mining - 15.2%
Copper - 6.3%
First Quantum Minerals Ltd.	803,500	16,833,547
Freeport-McMoRan, Inc.	643,000	22,080,620
		38,914,167
Diversified Metals & Mining - 2.6%
Glencore PLC	1,470,000	7,517,806
Horizonte Minerals PLC (a)(b)	2,059,200	3,458,081
Ivanhoe Mines Ltd. (a)	723,400	5,296,940
		16,272,827
Gold - 6.3%
Agnico Eagle Mines Ltd. (United States)	181,800	9,231,804
Franco-Nevada Corp.	113,600	16,509,030
Newmont Corp.	319,500	12,955,725
		38,696,559
TOTAL METALS & MINING		93,883,553
Oil, Gas & Consumable Fuels - 62.8%
Coal & Consumable Fuels - 0.3%
Cameco Corp. (b)	60,553	1,685,796
Integrated Oil & Gas - 28.3%
Equinor ASA sponsored ADR	252,500	6,395,825
Exxon Mobil Corp.	1,268,400	129,605,110
Imperial Oil Ltd.	834,800	37,893,463
		173,894,398
Oil & Gas Exploration & Production - 23.7%
Africa Oil Corp.	6,776,800	14,477,142
Canadian Natural Resources Ltd.	811,600	43,729,008
Deltic Energy PLC (a)	678,540	213,128
Eco Atlantic Oil & Gas Ltd. (a)	5,375,000	1,207,643
Hess Corp.	338,700	42,903,129
Kosmos Energy Ltd. (a)	2,641,500	15,743,340
MEG Energy Corp. (a)	1,845,312	27,880,184
		146,153,574
Oil & Gas Refining & Marketing - 10.5%
PBF Energy, Inc. Class A	86,700	3,191,427
Phillips 66 Co.	363,316	33,283,379
Valero Energy Corp.	265,000	28,365,600
		64,840,406
TOTAL OIL, GAS & CONSUMABLE FUELS		386,574,174
TOTAL COMMON STOCKS (Cost $458,739,106)		613,842,232

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	492	492
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	1,697,847	1,698,017
TOTAL MONEY MARKET FUNDS (Cost $1,698,509)		1,698,509

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $460,437,615)	615,540,741
NET OTHER ASSETS (LIABILITIES) - 0.1%	457,183
NET ASSETS - 100.0%	615,997,924

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	8,697,934	45,184,697	53,882,139	45,819	-	-	492	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	5,144,250	54,837,267	58,283,500	4,047	-	-	1,698,017	0.0%
Total	13,842,184	100,021,964	112,165,639	49,866	-	-	1,698,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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